INCORPORATION AND GOING CONCERN	12 Months Ended
Dec. 31, 2018
INCORPORATION AND GOING CONCERN
INCORPORATION AND GOING CONCERN

1.     INCORPORATION AND GOING CONCERN

(a)     Business Description

Neovasc Inc. (“Neovasc” or the “Company”) is a limited liability company incorporated and domiciled in Canada. The Company was incorporated as Medical Ventures Corp. under the Company Act (British Columbia) on November 2, 2000 and was continued under the Canada Business Corporations Act on April 19, 2002. On July 1, 2008, the Company changed its name to Neovasc Inc. Neovasc is the parent company.

The consolidated financial statements of the Company for the years ended December 31, 2018, 2017 and 2016 comprise of the Company and its subsidiaries, all of which are wholly owned.  The Company’s principal place of business is located at Suite 5138 – 13562 Maycrest Way, Richmond, British Columbia, V6V 2J7 and the Company’s registered office is located at Suite 2600 – 595 Burrard Street, Vancouver, British Columbia, V7X 1L3, Canada. The Company's common shares (the “Common Shares”) are listed on the Toronto Stock Exchange (TSX:NVCN) and the Nasdaq Capital Market (NASDAQ:NVCN).

Neovasc is a specialty medical device company that develops, manufactures and markets products for the rapidly growing cardiovascular marketplace. Its products include the Reducer (the “Reducer”), for the treatment of refractory angina, which is not currently commercially available in the United States and has been commercially available in Europe since 2015, and the Tiara (the “Tiara”), for the transcatheter treatment of mitral valve disease , which is currently under clinical investigation in the United States, Canada and Europe.

(b)     Going Concern and Uncertainty

As at December 31, 2018, the Company had approximately $9.2 million in cash and cash equivalents, sufficient cash for approximately five months of operations, and will need to obtain additional debt or equity financing in 2019 to fund ongoing operations. The Company can give no assurance that it will be able to obtain the additional funds needed, on terms agreeable to the Company, or at all. These circumstances indicate the existence of material uncertainty and cast substantial doubt about the Company’s ability to continue as a going concern.

These consolidated financial statements do not reflect adjustments that would be necessary if the going concern assumption were not appropriate.  Should the Company be unable to obtain additional capital in the future and the Company’s ability to continue as a going concern be impaired, material adjustments may be necessary to these consolidated financial statements.

c)     Share Consolidation (reverse stock split)

On September 18, 2018, the Company effected a share consolidation (reverse stock split) of its issued and outstanding Common Shares on the basis of one post-consolidation Common Share for every one hundred pre-consolidation Common Shares. All references in these consolidated financial statements to Common Shares and options have been retroactively adjusted to reflect the share consolidation.  The number of 2017 Warrants (as defined below) and aggregate principal amount of Notes (as defined below) were not affected by the consolidation, but the Common Shares issuable upon exercise of the 2017 Warrants or conversion of the Notes will be adjusted proportionally to the share consolidation ratio.